Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		18 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (653,464)	$ (1,301,941)	$ (4,817,404)	$ 20,637,596	$ 22,498,210
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	192,292	47,588	189,656	1,769,740	284,909
Noncash stock compensation	495,774	230,286	818,269	1,626,402	1,744,120
Issue warrants on letter of guarantee				69,111
Amortization of deferred financing costs	22,917	22,917	91,666	1,777,818	643,207
Non-cash asset impairment				160,824
Gain (loss) on sale or disposal of assets		1,967	(454,677)	(33,055,388)	(33,510,065)
Accretion of discount	3,504	2,628	9,635	367,846	177,315
Unrealized gain from change in fair value of convertible securities		(51,762)	185,944	1,001,622	1,187,566
Changes in operating assets and liabilities:
Accounts receivable	1,403,638	(34,513)	(114,059)	29,547	(113,151)
Related party accounts receivable	(302,941)		(204,762)		(204,762)
Prepaid expenses	18,008	54,261
Prepaid expenses and other current assets			51,736	610,853	19,745
Accounts payable	286,209	(55,295)
Accrued liabilities		240,399
Deposits and other current assets	(75,002)
Accounts payable and accrued liabilities			2,674,985	(976,699)	5,740,866
Net cash provided by (used in) operating activities	1,390,935	(843,465)	(1,569,011)	(5,980,728)	(1,532,040)
CASH FLOWS USED FOR INVESTING ACTIVITIES:
Change in restricted cash				2,018,765	48
Capital expenditures	(420,082)		(1,096,004)	(2,104,573)	(2,895,152)
Proceeds from sale of assets			1,698,969	9,775	1,698,969
Change in other assets			(2,000)	(1,146,136)	48,000
Cash paid in acquisitions, net of cash received of $1.3 million	(909,224)
Net cash provided by (used in) investing activities	(1,329,306)		600,965	(1,222,169)	(1,148,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock and warrants		745,000	1,038,100		1,038,100
Proceeds from exercise of warrants	30,000
Borrowings on notes payable	2,413,688		1,637,905	1,020,840	2,602,897
Payment of notes payable	(168,342)	(60,883)	(1,723,654)	(275,051)	(1,846,855)
Payment of deferred financing costs	(2,014)		(80,953)	(275,802)	(356,755)
Net cash provided by financing activities	2,273,332	684,117	871,398	469,987	1,437,387
CHANGE IN CASH	2,334,961	(159,348)	(96,648)	(6,732,910)	(1,242,788)
CASH, beginning of period	84,823	181,471	181,471	6,914,381	1,327,611
CASH, end of period	2,419,784	22,123	84,823	181,471	84,823
Cash paid for interest	28,095	123,682	271,651	1,550,048	1,092,323
NONCASH TRANSACTIONS:
Issued treasury shares for payment of share based compensation	52,873		9,910
Issued share of Series C Preferred Stock upon redemption of Series B Debentures	429,910
Transfer accumulated preferred dividends to stated value	336,922		682,700
Issued shares of common stock in acquisition	3,305,633
Issued shares of Series C Preferred Stock in acquisition	2,200,000
Accrued dividends converted to additional stated value of Series A Preferred Stock			682,700	639,845	1,010,426
Shares of common stock and warrants issued upon conversion of shares of Series A Preferred Stock and Series B Preferred Stock			1,753,879
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party			500,000
Accrued capital costs			19,040		19,040
Issued shares of common stock for 401K matching contribution			$ 206,470	$ 249,637